REVERSE TAKEOVER (Tables)	12 Months Ended
Mar. 31, 2022
REVERSE TAKEOVER
Schedule of purchase price consideration

Total
$
Consideration: Newton Commons Shares	1,590,212
Consideration: Newton Options	74,982
Total consideration	1,665,194
Transaction costs	571,435
2,236,629
Identifiable assets acquired: Newton Cash	66,487
Listing Expense	2,170,142